UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02605

Franklin U.S. Government Money Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin U.S. Government Money Fund
Class A [FMFXX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$25	0.50%
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
*	Reflects holdings of The U.S. Government Money Market Portfolio.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Money Fund	PAGE 1	111-STSR-0225

Franklin U.S. Government Money Fund
Class C [FTQXX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$59	1.15%
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
*	Reflects holdings of The U.S. Government Money Market Portfolio.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Money Fund	PAGE 1	2111-STSR-0225

Franklin U.S. Government Money Fund
Class R [FRQXX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$51	1.00%
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
*	Reflects holdings of The U.S. Government Money Market Portfolio.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Money Fund	PAGE 1	8111-STSR-0225

Franklin U.S. Government Money Fund
Class R6 [FRRXX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$24	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
*	Reflects holdings of The U.S. Government Money Market Portfolio.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Money Fund	PAGE 1	333-STSR-0225

Franklin U.S. Government Money Fund
Class P1 [FVTXX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period September 4, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class P11,[2]	$19	0.59%
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
2	Amounts are for the period September 4, 2024 through December 31, 2024. Expenses for the full reporting period would have been higher.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$5,240,819,443
Total Number of Portfolio Holdings*	73
*	Reflects holdings of The U.S. Government Money Market Portfolio.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Money Fund	PAGE 1	8113-STSR-0225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Government
Money Fund
Financial Statements and Other Important Information
Semi-Annual | December 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
The Money Market Portfolios 16
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.023 0.048 0.032 0.001 —
a
0.010
Less distributions from:
Net investment income .............. (0.023) (0.048) (0.032) (0.001) (—)
a
(0.010)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 2.30% 4.93% 3.30% 0.06% —%
c
0.96%
Ratios to average net assets
d,e
Expenses before waiver and payments by
affiliates .......................... 0.50% 0.51% 0.51% 0.53% 0.52% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.51% 0.51% 0.19% 0.09% 0.47%
Net investment income ............... 4.49% 4.84% 3.24% 0.08% —%
c
0.87%
Supplemental data
Net assets, end of period (000’s) ........ $5,082,034 $4,868,571 $4,613,527 $4,379,075 $3,271,640 $3,548,308
a
Amount rounds to less than $0.001 per share.
b
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
c
Rounds to less than 0.01%.
d
Ratios are annualized for periods less than one year.
e
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
Year Ended
June 30, 2020
a
2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.019 0.042 0.026 —
b
—
b
0.002
Less distributions from:
Net investment income .............. (0.019) (0.042) (0.026) (—)
b
(—)
b
(0.002)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
c
....................... 1.96% 4.26% 2.62% —%
d
—%
d
0.19%
Ratios to average net assets
e,f
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.16% 1.16% 0.59% 0.52% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.15% 1.16% 1.16% 0.24% 0.09% 0.76%
Net investment income ............... 3.86% 4.17% 2.50% 0.01% —%
d
0.21%
Supplemental data
Net assets, end of period (000’s) ........ $43,732 $47,787 $138,352 $173,327 $174,336 $211,455
a
For the period October 15, 2019 (effective date) to June 30, 2020.
b
Amount rounds to less than $0.001 per share.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Rounds to less than 0.01%.
e
Ratios are annualized for periods less than one year.
f
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
Year Ended
June 30, 2020
a
2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.020 0.043 0.027 —
b
—
b
0.002
Less distributions from:
Net investment income .............. (0.020) (0.043) (0.027) (—)
b
(—)
b
(0.002)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
c
....................... 2.03% 4.41% 2.78% 0.01% —%
d
0.25%
Ratios to average net assets
e,f
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.01% 1.01% 0.58% 0.52% 1.06%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.01% 1.01% 0.23% 0.09% 0.75%
Net investment income ............... 4.01% 4.32% 2.63% 0.02% —%
d
0.33%
Supplemental data
Net assets, end of period (000’s) ........ $5,321 $6,417 $10,733 $8,345 $6,006 $5,983
a
For the period October 15, 2019 (effective date) to June 30, 2020.
b
Amount rounds to less than $0.001 per share.
c
Total return is not annualized for periods less than one year.
d
Rounds to less than 0.01%.
e
Ratios are annualized for periods less than one year.
f
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.023 0.049 0.033 0.001 —
a
0.010
Less distributions from:
Net investment income .............. (0.023) (0.049) (0.033) (0.001) (—)
a
(0.010)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 2.30% 4.98% 3.35% 0.06% —%
c
1.02%
Ratios to average net assets
d,e
Expenses before waiver and payments by
affiliates .......................... 0.48% 0.49% 0.49% 0.50% 0.51% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.47% 0.46% 0.46% 0.17% 0.09% 0.42%
Net investment income ............... 4.52% 4.88% 3.26% 0.07% —%
c
0.89%
Supplemental data
Net assets, end of period (000’s) ........ $109,458 $106,267 $101,180 $105,446 $84,445 $40,838
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Rounds to less than 0.01%.
d
Ratios are annualized for periods less than one year.
e
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
December 31,
2024
a
Class P1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $1.00
Income from investment operations:
Net investment income ............................................................................ 0.014
Less distributions from:
Net investment income ............................................................................ (0.014)
Net asset value, end of period ........................................................................ $1.00
Total return
b
..................................................................................... 1.38%
Ratios to average net assets
c,d
Expenses ....................................................................................... 0.59%
Net investment income ............................................................................. 4.10%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $274
a
For the period September 4, 2024 (effective date) to December 31, 2024.
b
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Schedule of Investments (unaudited), December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Money Market Funds 99.9%
a
U.S. Government Money Market Portfolio (The) , 4.296% ...................... 5,237,439,574 $ 5,237,439,574
Total Money Market Funds (Cost $ 5,237,439,574 ) ................................
5,237,439,574
Other Assets, less Liabilities 0.1% .............................................
3,379,869
Net Assets 100.0% ...........................................................
$5,240,819,443
a
The rate shown is the annualized seven-day effective yield at period end.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Assets and Liabilities
December 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Money Fund
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $5,237,439,574
Receivables:
Capital shares sold ........................................................................ 20,992,825
Dividends ............................................................................... 4,864
Total assets 5,258,437,263
Liabilities:
Payables:
Capital shares redeemed ................................................................... 15,273,219
Administrative fees ........................................................................ 1,255,627
Distribution fees .......................................................................... 26,329
Transfer agent fees ........................................................................ 573,106
Trustees' fees and expenses ................................................................. 6,850
Distributions to shareholders ................................................................. 304,491
Accrued expenses and other liabilities ........................................................... 178,198
Total liabilities ......................................................................... 17,617,820
Net assets, at value $5,240,819,443
Net assets consist of:
Paid-in capital ............................................................................. $5,240,810,604
Total distributable earnings (losses) ............................................................. 8,839
Net assets, at value ................................................................. $5,240,819,443
Franklin U.S.
Government
Money Fund
Class A:
Net assets, at value ....................................................................... $5,082,033,794
Shares outstanding ........................................................................ 5,082,110,077
Net asset value per share
a ,b
.................................................................. $1.00
Class C:
Net assets, at value ....................................................................... $43,732,121
Shares outstanding ........................................................................ 43,737,517
Net asset value per share
a ,b
.................................................................. $1.00
Class R:
Net assets, at value ....................................................................... $5,321,130
Shares outstanding ........................................................................ 5,321,281
Net asset value per share
b
.................................................................. $1.00
Class R6:
Net assets, at value ....................................................................... $109,457,912
Shares outstanding ........................................................................ 109,457,732
Net asset value per share
b
.................................................................. $1.00
Class P1:
Net assets, at value ....................................................................... $274,486
Shares outstanding ........................................................................ 274,486
Net asset value per share
b
.................................................................. $1.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Operations
for the six months ended December 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S.
Government
Money Fund
Investment income:
Dividends from affiliated Portfolio ............................................................... $125,356,310
Expenses:
Administrative fees (Note 3 a ) .................................................................. 7,376,041
Distribution fees: (Note 3b )
    Class C ................................................................................ 151,501
    Class R ................................................................................ 15,965
    Class P1 ............................................................................... 25
Transfer agent fees: (Note 3d)
    Class A ................................................................................ 1,191,257
    Class C ................................................................................ 11,140
    Class R ................................................................................ 1,521
    Class R6 ............................................................................... 17,990
    Class P1 ............................................................................... 10
Reports to shareholders fees .................................................................. 126,950
Registration and filing fees .................................................................... 150,596
Professional fees ........................................................................... 50,275
Trustees' fees and expenses .................................................................. 30,384
Other .................................................................................... 49,260
Total expenses ......................................................................... 9,172,915
Expenses waived/paid by affiliates (Note 3e) ................................................... (6,688)
Net expenses ......................................................................... 9,166,227
Net investment income ................................................................ 116,190,083
Net increase (decrease) in net assets resulting from operations .......................................... $116,190,083

Franklin U.S. Government Money Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Money Fund
Six Months Ended
December 31, 2024
(unaudited)
Year Ended
June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $116,190,083 $244,167,290
Distributions to shareholders:
Class A ............................................................. (112,773,586) (235,861,527)
Class C ............................................................. (899,288) (3,030,401)
Class R ............................................................. (127,970) (284,816)
Class R6 ............................................................ (2,388,498) (4,983,874)
Class P1 ............................................................ (1,029) —
Total distributions to shareholders .......................................... (116,190,371) (244,160,618)
Capital share transactions: (Note 2 )
Class A ............................................................. 213,462,827 255,037,263
Class C ............................................................. (4,055,044) (90,564,628)
Class R ............................................................. (1,095,739) (4,315,902)
Class R6 ............................................................ 3,191,327 5,086,936
Class P1 ............................................................ 274,486 —
Total capital share transactions ............................................ 211,777,857 165,243,669
Net increase (decrease) in net assets ................................... 211,777,569 165,250,341
Net assets:
Beginning of period ..................................................... 5,029,041,874 4,863,791,533
End of period .......................................................... $5,240,819,443 $5,029,041,874

Franklin U.S. Government Money Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin U.S. Government Money Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes
of shares: Class A, Class C, Class R, Class R6 and Class
P1. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 4, 2024, Franklin U.S. Government
Money Fund began offering a new class of shares, Class P1.
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). At December 31, 2024,
the Fund owned 54.9% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.

Franklin U.S. Government Money Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Six Months Ended
December 31, 2024
Year Ended
June 30, 2024
Class A Shares:
Shares sold
a
................................... $1,540,656,643 $2,887,704,203
Shares issued in reinvestment of distributions .......... 111,398,986 232,640,510
Shares redeemed ............................... (1,438,592,802) (2,865,307,450)
Net increase (decrease) .......................... $213,462,827 $255,037,263
Class C Shares:
Shares sold ................................... $12,259,409 $39,301,701
Shares issued in reinvestment of distributions .......... 885,585 2,992,635
Shares redeemed
a
.............................. (17,200,038) (132,858,964)
Net increase (decrease) .......................... $(4,055,044) $(90,564,628)
Class R Shares:
Shares sold ................................... $2,146,970 $4,224,629
Shares issued in reinvestment of distributions .......... 126,508 284,015
Shares redeemed ............................... (3,369,217) (8,824,546)
Net increase (decrease) .......................... $(1,095,739) $(4,315,902)
Class R6 Shares:
Shares sold ................................... $62,073,477 $75,331,611
Shares issued in reinvestment of distributions .......... 1,981,396 4,051,802
Shares redeemed ............................... (60,863,546) (74,296,477)
Net increase (decrease) .......................... $3,191,327 $5,086,936
Class P1 Shares:
Shares sold ................................... $290,707 $—
Shares issued in reinvestment of distributions .......... 960 —
Shares redeemed ............................... (17,181) —
Net increase (decrease) .......................... $274,486 $—
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the Portfolio and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:
For the period ended December 31, 2024, the annualized gross effective administrative fee rate was 0.285% of the Fund’s average daily net assets.
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class A and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class C, R and P1 compensation distribution plans, the Fund pays
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.455% Up to and including $100 million
0.330% Over $100 million, up to and including $250 million
0.280% In excess of $250 million
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Class P1 ................................................................................... 0.10%
CDSC retained .............................................................................. $31,428

Franklin U.S. Government Money Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended December 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$946,349 was retained by Investor Services.
e. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.02% based on the average net assets of the class until October 31, 2025.
f. Other Affiliated Transactions
At December 31, 2024, an interested board member owned 25.65% of the Fund's outstanding shares.
4. Income Taxes
At December 31, 2024, the cost of investments for book and income tax purposes was the same.
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
6. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
3. Transactions with Affiliates
(continued)
d. Transfer Agent Fees
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
6. Operating Segments
(continued)

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.024 0.052 0.036 0.001 —
a
0.013
Net realized and unrealized gains
(losses)
a
....................... — — — — (—) —
Total from investment operations ........ 0.024 0.052 0.036 0.001 —
a
0.013
Less distributions from:
Net investment income .............. (0.024) (0.052) (0.036) (0.001) (—)
a
(0.013)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 2.48% 5.30% 3.67% 0.14% 0.01% 1.29%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15%
d
0.10%
d
0.09%
d
0.15%
d
Net investment income ............... 4.87% 5.20% 3.58% 0.13% —%
e
1.33%
Supplemental data
Net assets, end of period (000’s) ........ $9,539,563 $11,497,745 $10,718,122 $11,102,314 $11,811,420 $18,381,976
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Rounds to less than 0.01%.

The Money Market Portfolios
Schedule of Investments (unaudited), December 31, 2024
The U.S. Government Money Market Portfolio
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 77.5%
FFCB ,
a
4.314%, 1/28/25 ................................................... $ 72,000,000 $ 71,767,800
b
FRN, 4.415%, (SOFR + 0.045%), 2/12/25 ............................... 41,000,000 41,000,000
b
FRN, 4.495%, (SOFR + 0.125%), 3/07/25 ............................... 15,000,000 15,000,000
b
FRN, 4.395%, (SOFR + 0.025%), 9/10/25 ............................... 29,000,000 29,000,000
156,767,800
FHLB ,
a
4.402%, 1/02/25 ................................................... 318,366,000 318,327,077
a
4.511%, 1/03/25 ................................................... 175,000,000 174,956,163
a
4.293%, 1/08/25 ................................................... 352,100,000 351,806,363
a
4.308%, 1/15/25 ................................................... 30,000,000 29,949,833
a
4.278%, 1/16/25 ................................................... 84,300,000 84,150,016
a
4.42%, 1/17/25 ................................................... 298,500,000 297,914,767
a
4.376%, 1/21/25 ................................................... 83,500,000 83,297,513
a
4.281%, 1/22/25 ................................................... 224,000,000 223,422,803
a
4.368%, 1/31/25 ................................................... 41,800,000 41,648,405
a
4.328%, 2/05/25 ................................................... 374,950,000 373,358,571
a
4.296%, 2/07/25 ................................................... 143,050,000 142,421,199
a
4.291%, 2/12/25 ................................................... 167,400,000 166,566,264
a
4.271%, 2/14/25 ................................................... 62,600,000 62,274,981
a
4.295%, 2/19/25 ................................................... 65,000,000 64,622,224
a
4.301%, 3/03/25 ................................................... 13,000,000 12,905,941
b
FRN, 4.385%, (SOFR + 0.015%), 1/10/25 ............................... 174,000,000 174,000,000
b
FRN, 4.39%, (SOFR + 0.02%), 1/23/25 ................................. 44,300,000 44,300,000
b
FRN, 4.38%, (SOFR + 0.01%), 4/15/25 ................................. 172,800,000 172,800,000
b
FRN, 4.4%, (SOFR + 0.03%), 4/23/25 .................................. 86,700,000 86,700,000
b
FRN, 4.395%, (SOFR + 0.025%), 5/07/25 ............................... 171,500,000 171,500,000
b
FRN, 4.385%, (SOFR + 0.015%), 5/08/25 ............................... 129,400,000 129,400,000
b
FRN, 4.405%, (SOFR + 0.035%), 5/19/25 ............................... 86,200,000 86,200,000
b
FRN, 4.4%, (SOFR + 0.03%), 6/10/25 .................................. 85,000,000 85,000,000
b
FRN, 4.375%, (SOFR + 0.005%), 6/23/25 ............................... 166,600,000 166,600,000
b
FRN, 4.395%, (SOFR + 0.025%), 7/07/25 ............................... 86,400,000 86,400,000
b
FRN, 4.395%, (SOFR + 0.025%), 7/18/25 ............................... 77,000,000 77,000,000
b
FRN, 4.39%, (SOFR + 0.02%), 7/25/25 ................................. 86,400,000 86,400,000
3,793,922,120
a
U.S. Treasury Bills ,
4.48%, 1/02/25 ................................................... 85,700,000 85,689,335
4.448%, 1/07/25 ................................................... 338,800,000 338,548,990
4.54%, 1/09/25 ................................................... 238,800,000 238,559,279
4.747%, 1/14/25 ................................................... 86,900,000 86,751,256
4.402%, 1/16/25 ................................................... 82,300,000 82,149,288
4.402%, 1/21/25 ................................................... 132,910,000 132,585,662
4.493%, 1/23/25 ................................................... 298,200,000 297,383,212
4.291%, 1/30/25 ................................................... 172,420,000 171,826,016
4.458%, 2/06/25 ................................................... 259,200,000 258,049,152
4.28%, 2/11/25 .................................................... 169,000,000 168,180,068
3.096%, 2/13/25 ................................................... 272,600,000 271,185,420
4.253%, 2/18/25 ................................................... 112,900,000 112,263,244
4.445%, 2/20/25 ................................................... 171,000,000 169,950,250
4.292%, 2/25/25 ................................................... 81,750,000 81,217,319
4.444%, 2/27/25 ................................................... 167,000,000 165,832,600
4.432%, 3/06/25 ................................................... 84,000,000 83,342,933
4.335%, 3/13/25 ................................................... 124,000,000 122,948,411
4.408%, 3/18/25 ................................................... 168,000,000 166,450,107
4.288%, 3/20/25 ................................................... 167,700,000 166,155,763
4.18%, 4/03/25 ................................................... 82,800,000 81,915,707

The Money Market Portfolios
Schedule of Investments (unaudited)
The U.S. Government Money Market Portfolio
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
a
U.S. Treasury Bills, (continued)
4.364%, 4/08/25 ................................................... $ 80,500,000 $ 79,564,065
4.275%, 4/22/25 ................................................... 83,600,000 82,512,225
3,443,060,302
Total U.S. Government and Agency Securities (Cost $7,393,750,222) ..............
7,393,750,222
c
Repurchase Agreements 22.5%
Bank of New York Mellon Corp. (The), 4.4%, 1/02/25 (Maturity Value $400,097,778)
Collateralized by U.S. Treasury Note, 4.25%, 3/15/27 (valued at $408,000,087) ... 400,000,000 400,000,000
BNP Paribas Securities Corp., 4.44%, 1/02/25 (Maturity Value $650,160,333)
Collateralized by U.S. Treasury Note, 3.75%, 12/31/28 (valued at $663,118,457) .. 650,000,000 650,000,000
Deutsche Bank Securities, Inc., 4.4%, 1/02/25 (Maturity Value $10,002,444)
Collateralized by U.S. Treasury Notes, 0.375%, 7/15/25 (valued at $10,200,108) .. 10,000,000 10,000,000
Federal Reserve Bank of New York, 4.25%, 1/02/25 (Maturity Value $875,206,597)
Collateralized by U.S. Treasury Notes, 1.625% - 3.875%, 11/15/29 - 8/15/40 (valued at $875,206,677) .................................................. 875,000,000 875,000,000
Goldman Sachs & Co. LLC, 4.2%, 1/02/25 (Maturity Value $75,017,500)
Collateralized by U.S. Treasury Note, 4.5%, 5/15/27 (valued at $76,518,229) ..... 75,000,000 75,000,000
HSBC Securities USA, Inc., 4.35%, 1/02/25 (Maturity Value $135,032,625)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 6/20/49 - 1/15/54;
and U.S. Treasury Note, 0%, 11/15/34 - 11/15/53 (valued at $137,700,000) ....... 135,000,000 135,000,000
Total Repurchase Agreements (Cost $2,145,000,000) ............................
2,145,000,000
Total Short Term Investments (Cost $9,538,750,222) .............................
9,538,750,222
a
Total Investments (Cost $9,538,750,222) 100.0% ................................
$9,538,750,222
Other Assets, less Liabilities 0.0%
†
............................................
812,328
Net Assets 100.0% ...........................................................
$9,539,562,550
See abbreviations on page 25
†
Rounds to less than 0.1% of net assets.
a
The rate shown represents the yield at period end.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
December 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $7,393,750,222
Unaffiliated repurchase agreements, at value and cost ............................................... 2,145,000,000
Cash .................................................................................... 156,774,523
Receivables:
Interest ................................................................................. 9,536,414
Total assets .......................................................................... 9,705,061,159
Liabilities:
Payables:
Investment securities purchased .............................................................. 164,104,222
Management fees ......................................................................... 1,222,619
Trustees' fees and expenses ................................................................. 20,280
Distributions to shareholders ................................................................. 35
Accrued expenses and other liabilities ........................................................... 151,453
Total liabilities ......................................................................... 165,498,609
Net assets, at value ................................................................. $9,539,562,550
Net assets consist of:
Paid-in capital ............................................................................. $9,539,562,691
Total distributable earnings (losses) ............................................................. (141)
Net assets, at value ................................................................. $9,539,562,550
Shares outstanding ......................................................................... 9,539,564,289
Net asset value per share
a
.................................................................... $1.00

The Money Market Portfolios
Financial Statements
Statement of Operations
for the six months ended December 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $261,499,704
Expenses:
Management fees (Note 3 a ) ................................................................... 7,816,003
Custodian fees ............................................................................ 24,371
Reports to shareholders fees .................................................................. 1,354
Professional fees ........................................................................... 51,220
Trustees' fees and expenses .................................................................. 61,429
Other .................................................................................... 36,715
Total expenses ......................................................................... 7,991,092
Net investment income ................................................................ 253,508,612
Net increase (decrease) in net assets resulting from operations .......................................... $253,508,612

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S. Government Money Market Portfolio
Six Months Ended
December 31, 2024
(unaudited)
Year Ended
June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $253,508,612 $549,788,397
Distributions to shareholders .............................................. (253,508,686) (549,797,249)
Capital share transactions (Note 2 ) .......................................... (1,958,182,093) 779,631,968
Net increase (decrease) in net assets ................................... (1,958,182,167) 779,623,116
Net assets:
Beginning of period ..................................................... 11,497,744,717 10,718,121,601
End of period .......................................................... $9,539,562,550 $11,497,744,717

The Money Market Portfolios
Notes to Financial Statements (unaudited)
The U.S. Government Money Market Portfolio

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The shares of the
Portfolio are issued in private placements and are exempt
from registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), the Board has designated the Portfolio's
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund's administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the
seller, collateralized by securities which are delivered to
the Portfolio's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held by
the Portfolio at period end, as indicated in the Schedule of
Investments, had been entered into on December 31, 2024.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2024, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or

The Money Market Portfolios
Notes to Financial Statements (unaudited)

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The U.S. Government Money Market Portfolio
(continued)
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the
Portfolio's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.
Six Months Ended
December 31, 2024
Year Ended
June 30, 2024
Shares sold ................................... $12,786,740,355 $24,020,028,954
Shares issued in reinvestment of distributions .......... 253,508,178 549,798,848
Shares redeemed ............................... (14,998,430,626) (23,790,195,834)
Net increase (decrease) .......................... $(1,958,182,093) $779,631,968
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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The U.S. Government Money Market Portfolio
(continued)
c. Other Affiliated Transactions
At December 31, 2024, the shares of the Portfolio were owned by the following investment companies:
4. Income Taxes
At December 31, 2024, the cost of investments for book and income tax purposes was the same.
5. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At December 31, 2024, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Operating Segments
The Portfolio has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio's financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio's  Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust—Money Market Portfolio ............................ 4,302,124,715 45.10%
Franklin U.S. Government Money Fund ...................................... 5,237,439,574 54.90%
9,539,564,289 100.00%
3. Transactions with Affiliates
(continued)

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The U.S. Government Money Market Portfolio
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Portfolio's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
7. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate
6. Operating Segments
(continued)

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Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

The Money Market Portfolios

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Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4311-SFSOI 02/25
© 2025 Franklin Templeton Investments. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin U.S. Government Money Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025